Business combinations - Summary Of Final Purchase Price Allocation (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Business Combinations [Abstract]
Cash and cash equivalent	$ 11,272
Accounts receivable	11,828
Other assets	34,611
Property and equipment	2,420
Intangible assets	3,663
Travel suppliers payable	(36,656)
Other Liabilities	(15,807)
Goodwill	10,865
Fair value of purchase price	22,196
Financed portion of acquisition	(10,696)
Cash acquired	(11,272)
Payments for acquired business, net of cash acquired	$ 228